MANAGERS AMG FUNDS

Trilogy Global Equity Fund

Supplement dated June 1, 2011 to the

Prospectus dated March 1, 2011

The following information supplements and supersedes any information to the contrary relating to Trilogy Global Equity Fund (the “Fund”), a series of Managers AMG Funds (the “Trust”), contained in the Fund’s Prospectus dated March 1, 2011 (the “Prospectus”).

François Campeau has been added to the Fund’s portfolio management team. Mr. Campeau is a Managing Director of Trilogy Global Advisors, LP (“Trilogy”), a position he has held since April, 2010. He has served as a Research Analyst since joining Trilogy in 2000. From 2000 to April, 2010, Mr. Campeau served as a Principal of Trilogy. Mr. Campeau continues to conduct stock and sector research, as he has since his hiring in 2000. Mr. Campeau, William Sterling, Robert Beckwitt and Gregory Gigliotti serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments and make investment decisions using a consensus approach. Accordingly, all references in the Prospectus to the portfolio managers of the Fund shall refer to François Campeau, William Sterling, Robert Beckwitt and Gregory Gigliotti. Each portfolio manager, with the exception of Mr. Campeau, has served as co-manager of the Fund since its inception.

Effective immediately, in the section titled “Additional Information about the Funds – Past Performance of Other Trilogy Global Equity Accounts” on page 19 of the Prospectus, all references to the “MSCI All Country World Index” are hereby deleted and replaced with references to the “MSCI World Index.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS AMG FUNDS

Trilogy Global Equity Fund

Supplement dated June 1, 2011 to the

Statement of Additional Information dated March 1, 2011

The following information supplements and supersedes any information to the contrary relating to Trilogy Global Equity Fund (the “Fund”), a series of Managers AMG Funds (the “Trust”), contained in the Fund’s Statement of Additional Information dated March 1, 2011 (the “SAI”).

François Campeau has been added to the Fund’s portfolio management team. Mr. Campeau is a Managing Director of Trilogy Global Advisors, LP (“Trilogy”), a position he has held since April, 2010. He has served as a Research Analyst since joining Trilogy in 2000. From 2000 to April, 2010, Mr. Campeau served as a Principal of Trilogy. Mr. Campeau continues to conduct stock and sector research, as he has since his hiring in 2000. Mr. Campeau, William Sterling, Robert Beckwitt and Gregory Gigliotti serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments and make investment decisions using a consensus approach. Accordingly, all references in the SAI to the portfolio managers of the Fund shall refer to François Campeau, William Sterling, Robert Beckwitt and Gregory Gigliotti.

In addition, under the heading “Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Managers,” the following table is hereby added to the tables on pages 43 and 44 of the SAI:

Portfolio Manager: François Campeau (as of March 31, 2011)

Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	2	$52.70	None	$0
Other Pooled Investment Vehicles	19	$2,232.00	None	$0
Other Accounts	29	$5,462.30	3	$1,588.20

*	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

In addition, under “Portfolio Managers of the Funds – Portfolio Managers’ Ownership of Fund Shares – Trilogy Global Equity Fund,” the following information is hereby added to page 46 of the SAI:

Mr. Campeau (as of March 31, 2011): $50,001 to $100,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE